Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class AOrdinary Shares Subject To Possible Redemption Abstract
Schedule of the class A ordinary shares subject to possible redemption reflected on the accompanying unaudited condensed consolidated balance sheet
Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(4,733,334)
Class A ordinary share issuance costs	(22,021,556)
Plus:
Accretion of carrying value to redemption value	26,754,890
Class A ordinary share subject to possible redemption as of December 31, 2021	200,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	1,098,442
Class A ordinary share subject to possible redemption as of September 30, 2022	$201,098,442

Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(4,733,334)
Class A ordinary share issuance costs	(22,021,556)
Plus:
Accretion of carrying value to redemption value	26,754,890
Class A ordinary share subject to possible redemption	$200,000,000